Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies and Practices

We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2025. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

In 2025, there were no occasions in which the grant date of an option award occurred four business days before or one business day after the filing or furnishing of a periodic report or current report disclosing material non-public information.

Award Timing Method	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2025. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

In 2025, there were no occasions in which the grant date of an option award occurred four business days before or one business day after the filing or furnishing of a periodic report or current report disclosing material non-public information.

MNPI Disclosure Timed for Compensation Value	false